SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Contract liabilities	$ 19,000		$ 12,900	$ 2,200
Revenue	13,211	$ 15,665	73,338	96,706
Transferred over Time
Disaggregation of Revenue [Line Items]
Revenue	1,600	1,100	5,000	2,300
Aircraft sales
Disaggregation of Revenue [Line Items]
Revenue	0	5,710	21,443	67,695
Charter flight revenue
Disaggregation of Revenue [Line Items]
Revenue	11,516	6,684	37,787	14,417
Aircraft Management revenue
Disaggregation of Revenue [Line Items]
Revenue	$ 1,695	$ 3,271	$ 14,108	$ 14,594